Document And Entity Information	Aug. 29, 2025
Document Information Line Items
Entity Central Index Key	0001918414
Document Type	S-1
Entity Registrant Name	Newbridge Acquisition Limited
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false